Basis of presentation and general information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

Company	Country of Incorporation	Vessel Delivery Date	Vessel Name

Globus Shipmanagement Corp.	Marshall Islands	—	— (1)
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20, 2021	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe
Calypso Shipholding S.A.	Marshall Islands	January 25, 2024	m/v GLBS Hero
Daxos Maritime Limited	Marshall Islands	August 20, 2024	m/v GLBS Might (2)
Paralus Shipholding S.A.	Marshall Islands	September 20, 2024	m/v GLBS Magic (2)
Dulac Maritime S.A.	Marshall Islands	November 19, 2024	m/v GLBS Angel
Domina Maritime Ltd.	Marshall Islands	December 3, 2024	m/v GLBS Gigi
Olympia Shipholding S.A.	Marshall Islands	—	Hull No: S-K192
Thalia Shipholding S.A.	Marshall Islands	—	Hull No: S-3012
Artful Shipholding S.A.	Marshall Islands	—	— (3)
Longevity Maritime Limited	Malta	—	—

(1)	Management Company
(2)	Subject to sale and bareboat back arrangements which account as financing arrangements (Note 11).
(3)	m/v Moon Globe was sold and delivered to her new owners on July 8, 2024.